Goodwill and Purchased Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The carrying amounts of goodwill by segment are included in the tables below. Foreign currency fluctuations are included within other adjustments.

	January 1, 2018						December 31, 2018
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Banking	$1,721	$(14)	$1,707	$—	$(87)	$(3)	$1,718	$(101)	$1,617
Retail	478	(5)	473	94	(29)	(1)	571	(34)	537
Hospitality	377	(3)	374	13	(20)	(5)	385	(23)	362
Other	188	(1)	187	—	(10)	(1)	187	(11)	176
Total goodwill	$2,764	$(23)	$2,741	$107	$(146)	$(10)	$2,861	$(169)	$2,692

	January 1, 2017						December 31, 2017
In millions	Goodwill	Accumulated Impairment Losses	Total	Additions	Impairment	Other	Goodwill	Accumulated Impairment Losses	Total
Banking	$1,715	$(14)	$1,701	$—	$—	$6	$1,721	$(14)	$1,707
Retail	476	(5)	471	—	—	2	478	(5)	473
Hospitality	372	(3)	369	—	—	5	377	(3)	374
Other	187	(1)	186	—	—	1	188	(1)	187
Total goodwill	$2,750	$(23)	$2,727	$—	$—	$14	$2,764	$(23)	$2,741

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
NCR’s purchased intangible assets were specifically identified when acquired, and are deemed to have finite lives. These assets are reported in intangibles, net in the Consolidated Balance Sheets. The gross carrying amount and accumulated amortization for NCR’s identifiable intangible assets were as set forth in the table below:

	Amortization Period (in Years)	December 31, 2018		December 31, 2017
In millions		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Identifiable intangible assets
Reseller & customer relationships	1 - 20	$726	$(218)	$659	$(170)
Intellectual property	2 - 8	443	(373)	410	(351)
Customer contracts	8	89	(87)	89	(81)
Tradenames	2 - 10	75	(60)	73	(51)
Total identifiable intangible assets		$1,333	$(738)	$1,231	$(653)

Schedule of Expected Amortization Expense
The aggregate amortization expense (actual and estimated) for identifiable intangible assets for the following periods is:

	For the year ended December 31, 2018	For the years ended December 31 (estimated)
In millions		2019	2020	2021	2022	2023
Amortization expense	$85	$88	$69	$60	$55	$53